Commitments and Contingencies (Details Textual) - USD ($)			1 Months Ended			12 Months Ended
	Dec. 16, 2016	Jun. 07, 2016	Oct. 27, 2017	Sep. 18, 2017	Jan. 18, 2016	Dec. 31, 2017	Mar. 03, 2017
Commitments and Contingencies (Textual)
Monthly rent payment		$ 5,900	$ 1,129	$ 4,000	$ 12,300	$ 26,000
Security deposit				$ 8,000	$ 37,000		$ 200,659
Operating lease, description		Commenced on September 1, 2016 and runs through November 30, 2021.		The term of the lease runs until July 31, 2019.	The term of the lease runs until May 30, 2019.	The term of the lease originally ran until March 4, 2022.
Expires date			Oct. 31, 2018
Patents rights, description

Wholly owned subsidiary of the Company, Paltalk Holdings, Inc., filed a patent infringement lawsuit in Delaware against Riot Games, Inc. and Valve Corporation for infringement of U.S. Patent Nos. 5,822,523 and 6,226,686 with respect to their online games League of Legends and Defense of the Ancients 2.